CONCENTRATIONS AND RISKS	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND RISKS

NOTE 12 – CONCENTRATIONS AND RISKS

(a)	Customers Concentrations

For the six months ended June 30, 2025 and 2024, there was one customer who accounted for 10% or more of the Company’s revenues. The single customer accounted for 12% and 22% of the total revenues for the six months ended June 30, 2025 and 2024, respectively.

As of June 30, 2025, there was one single customer who accounted for more than 10% of total accounts receivable. The single customer accounted for 11 % of total accounts receivable as of June 30, 2025. As of December 31, 2024, there were two customers who each accounted for more than 10% of total accounts receivable. These customers accounted for 20% and 13% of total accounts receivable as of December 31, 2024.

(b)	Vendors Concentrations

For the six months ended June 30, 2025 and 2024, there was one single vendor who accounted for 10% or more of the Company’s cost of revenues. The single vendor accounted for 23% and 24% of the total cost of revenues for the six months ended June 30, 2025 and 2024, respectively.

As of June 30, 2025 and December 31, 2024, there was one single vendor who accounted for more than 10% of total accounts payable, respectively. The single vendor accounted for 18% and 19% of total accounts payable as of June 30, 2025 and December 31, 2024, respectively.

(c)	Credit risk

Accounts receivable

In order to minimize the credit risk, the management of the Company has delegated a team responsible for determination of credit limits and credit approvals. Other monitoring procedures are in place to ensure that follow-up action is taken to recover overdue debts. Internal credit rating has been given to each category of debtors after considering aging, historical observed default rates, repayment history and past due status of respective accounts receivable. Estimated loss rates are based on probability of default and loss given default with reference to an external credit report and are adjusted for reasonable and supportable forward-looking information that is available without undue costs or effort while credit-impaired trade balances were assessed individually. In this regard, the directors consider that the Company’s credit risk is significantly reduced. The maximum potential loss of accounts receivable for the six months ended June 30, 2025 and 2024 was nil.

Bank balances

The credit risk on liquid funds is limited because the counterparties are banks with high credit ratings assigned by international credit-rating agencies. The Company is exposed to concentration of credit risk on liquid funds which are deposited with several banks with high credit ratings.

Deposits and other receivables

The Company assessed the impairment for its other receivables individually based on internal credit rating and ageing of these debtors which, in the opinion of the directors, have no significant increase in credit risk since initial recognition. Based on the impairment assessment performed by the Company, the directors consider the loss allowance for deposits and other receivables as of June 30, 2025 and December 31, 2024 was $1,748,292 and $1,749,619, respectively.